Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the maturities of the Company’s financial liabilities on undiscounted basis:

		Years ending December 31,
	2018	2019	2020 and later	Total
	$	$	$	$

Accounts payable and accrued liabilities	3,546	-	-	3,546
Long-term borrowing¹	172	172	618	962
Obligation under finance leases¹	52	49	-	101
Total	3,770	221	618	4,609

¹Long-term borrowing and obligation under capital leases include principal and interest/finance charges.